Segment disclosure (Tables)	6 Months Ended
Jun. 30, 2025
Segment disclosure
Schedule of revenue and non-current assets by Geography

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Australia	$40,437	$23,153	$75,049	$43,024
Peru	24,336	20,223	39,009	34,066
Africa and Asia	10,601	7,142	26,486	13,852
Other Latin America	6,934	6,083	14,483	10,841
United States	7,159	4,774	13,250	15,365
Canada	4,620	2,206	8,055	3,961
Total revenues	$94,087	$63,581	$176,332	$121,109